Non-Controlling Interest In Versus LLC (Details) - Schedule of Financial Information of Non-Wholly Owned Subsidiary - Non-wholly Owned Subsidiary [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Assets
Current	$ 676,300	$ 2,996,250
Non-current		1,935
Total Assets	676,300	2,998,185
Liabilities
Current	19,853	170,051
Non-current	45,997,362	45,960,372
Total Liabilities	46,017,215	43,354,484
Net liabilities	(45,340,915)	(46,135,423)
Non-controlling interest	$ (7,685,116)	$ (7,387,547)
Versus LLC [Member]
Schedule of Financial Information of Non-Wholly Owned Subsidiary [Line Items]
Non-controlling interest percentage	18.10%	18.10%